Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
SameDay Solar [Member]
Related Party Transactions [Line Items]
Cost of revenue	$ 0.5	$ 0.2